SALES REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of sales revenue [Abstract]
Schedule of Disaggregation of Revenue From Contracts with Customers
33.2Breakdown of sales revenue

	Years ended December 31,
Description	2025	2024	2023

Passenger revenue	20,000,963	18,125,685	17,229,732
Other revenues	1,782,911	1,506,303	1,487,286
Total	21,783,874	19,631,988	18,717,018
Taxes levied
Passenger revenue	(3,237)	(2,550)	(2,004)
Other revenues	(140,244)	(103,230)	(160,589)
Total taxes	(143,481)	(105,780)	(162,593)
Total revenue	21,640,393	19,526,208	18,554,425

Schedule of Revenue by Geographical Location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2025	2024	2023

Domestic revenue	17,157,785	16,084,172	14,675,974
Foreign revenue	4,482,608	3,442,036	3,878,451
Total revenue	21,640,393	19,526,208	18,554,425